Revenues (Tables)	12 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenue by Type and Segment
The following tables present the Company’s disaggregated revenues by type and segment for the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal year ended June 30, 2024
	Dow Jones	Digital Real Estate Services	Book Publishing	News Media	Other	Total Revenues
	(in millions)
Revenues:
Circulation and subscription	$1,771	$10	$—	$1,128	$—	$2,909
Advertising	405	136	—	859	—	1,400
Consumer	—	—	2,000	—	—	2,000
Real estate	—	1,284	—	—	—	1,284
Other	55	228	93	283	—	659
Total Revenues	$2,231	$1,658	$2,093	$2,270	$—	$8,252

	For the fiscal year ended June 30, 2023
	Dow Jones	Digital Real Estate Services	Book Publishing	News Media	Other	Total Revenues
	(in millions)
Revenues:
Circulation and subscription	$1,689	$12	$—	$1,117	$—	$2,818
Advertising	413	140	—	920	—	1,473
Consumer	—	—	1,899	—	—	1,899
Real estate	—	1,189	—	—	—	1,189
Other	51	198	80	304	—	633
Total Revenues	$2,153	$1,539	$1,979	$2,341	$—	$8,012

	For the fiscal year ended June 30, 2022
	Dow Jones	Digital Real Estate Services	Book Publishing	News Media	Other	Total Revenues
	(in millions)
Revenues:
Circulation and subscription	$1,516	$13	$—	$1,185	$—	$2,714
Advertising	449	135	—	1,010	—	1,594
Consumer	—	—	2,106	—	—	2,106
Real estate	—	1,347	—	—	—	1,347
Other	39	246	85	306	—	676
Total Revenues	$2,004	$1,741	$2,191	$2,501	$—	$8,437

Summary of Deferred Revenue from Contracts with Customers	The following table presents changes in the deferred revenue balance for the fiscal years ended June 30, 2024 and 2023:

	For the fiscal years ended June 30,
	2024	2023
	(in millions)
Beginning balance	$554	$529
Deferral of revenue	2,953	2,913
Recognition of deferred revenue (a)	(3,019)	(2,891)
Other	(5)	3
Ending balance	$483	$554
(a)For the fiscal years ended June 30, 2024 and 2023, the Company recognized approximately $504 million and $488 million, respectively, of revenue which was included in the opening deferred revenue balance.